Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue from digital currency mining	$ 209,608,646	$ 66,697,924
Hosting revenue	1,575,383	996,022
Total revenue	211,184,029	67,693,946
Operating and maintenance costs	(47,251,210)	(16,573,050)
Depreciation	(67,021,722)	(10,938,466)
Gross profit	96,911,097	40,182,430
Revaluation of digital currencies	24,579	14,768,256
Gain on sale of digital currencies	51,282	5,879,880
Expenses
General and administrative	(10,952,939)	(5,142,145)
Foreign exchange gain (loss)	3,297,820	1,293,936
Share-based compensation	(6,753,250)	(1,654,346)
Expenses Total	(14,408,369)	(5,502,555)
Realized gain on investments	0	6,639
Unrealized (loss) gain on investments	(837,822)	794,350
Change in fair value of derivative liability	10,751,225	(7,176,949)
Change in fair value of contingent consideration	1,368,472	0
Impairment of goodwill and intangibles	(13,330,029)	0
Gain (loss) on sale of subsidiary	3,171,275	(23,442,219)
Gain on sale of mining assets	2,206,531	0
Finance expense	(3,870,112)	(1,214,224)
Net income before tax for the year	82,038,129	24,295,608
Tax expense	(2,416,000)	(151,366)
Net income for the year	79,622,129	24,144,242
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Revaluation gain on digital currencies	12,254,538	9,957,582
Translation adjustment	1,087,338	363,118
Net income and comprehensive income for the year	$ 92,964,005	$ 34,464,942
Basic income per share	$ 1.02	$ 0.35
Diluted income per share	$ 0.94	$ 0.33
Weighted average number of common shares outstanding
Basic (in shares)	77,715,890	69,411,808
Diluted (in shares)	84,808,329	73,289,480